Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information

	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2025	2024
General and administrative
Wages and related	$(987,992)	$(317,829)
Office operations	(9,728)	(83,137)
Professional services	(214,995)	(296,829)
Other operating expenses	(3,339)	(12,031)
Total operating expenses	(1,216,054)	(709,826)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(565,453)	(516,083)
Fair value of stock issued for note modification	(410,008)	(14,382)
Interest expense	(326,569)	(174,327)
Total other expenses / income	(1,302,030)	(704,792)
Net Income (Loss)	$(2,518,084)	$(1,414,618)

	Year Ended December 31,
	2024	2023
General and administrative
Wages and related	$(606,955)	$(604,889)
Office Operations	(312,676)	(312,052)
Professional Services	(536,280)	(1,252,543)
Other Operating Expenses	(112,796)	(284,216)
Total Operating Expenses	$(1,568,707)	$(2,453,700)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,842,273)	441,041
Fair value of stock issued for note modification	(449,660)	(168,856)
Interest expense	(446,278)	(203,287)
Total Other Expenses / Income	$(2,738,211)	$68,898
Net Income (Loss)	$(4,306,918)	$(2,384,802)